Options Outstanding by Exercise Price Range (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
6.08-6.08
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 6.08
Number of options, outstanding	1
Weighted average remaining contractual life, outstanding (in years)	1 month 17 days
Weighted average exercise price, outstanding	$ 6.08
Number of options, exercisable	1
Weighted average remaining contractual life, exercisable (in years)	1 month 17 days
Weighted average exercise price, exercisable	$ 6.08
21.53-21.95
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 21.53
Exercise price upper range limit	$ 21.95
Number of options, outstanding	112
Weighted average remaining contractual life, outstanding (in years)	2 years 1 month 28 days
Weighted average exercise price, outstanding	$ 21.89
Number of options, exercisable	112
Weighted average remaining contractual life, exercisable (in years)	2 years 1 month 28 days
Weighted average exercise price, exercisable	$ 21.89
23.46-24.01
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 23.46
Exercise price upper range limit	$ 24.01
Number of options, outstanding	2,527
Weighted average remaining contractual life, outstanding (in years)	1 year 1 month 10 days
Weighted average exercise price, outstanding	$ 23.81
Number of options, exercisable	2,527
Weighted average remaining contractual life, exercisable (in years)	1 year 1 month 10 days
Weighted average exercise price, exercisable	$ 23.81
26.47-26.47
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.47
Exercise price upper range limit	$ 26.47
Number of options, outstanding	1,100
Weighted average remaining contractual life, outstanding (in years)	2 years 6 months 26 days
Weighted average exercise price, outstanding	$ 26.47
Number of options, exercisable	1,100
Weighted average remaining contractual life, exercisable (in years)	2 years 6 months 26 days
Weighted average exercise price, exercisable	$ 26.47
26.77-29.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 26.77
Exercise price upper range limit	$ 29.49
Number of options, outstanding	1,830
Weighted average remaining contractual life, outstanding (in years)	3 years 4 months 24 days
Weighted average exercise price, outstanding	$ 29.22
Number of options, exercisable	1,410
Weighted average remaining contractual life, exercisable (in years)	3 years 5 months 12 days
Weighted average exercise price, exercisable	$ 29.37
32.31-35.79
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 32.31
Exercise price upper range limit	$ 35.79
Number of options, outstanding	209
Weighted average remaining contractual life, outstanding (in years)	3 years 2 months 27 days
Weighted average exercise price, outstanding	$ 35.07
Number of options, exercisable	108
Weighted average remaining contractual life, exercisable (in years)	3 years 3 months
Weighted average exercise price, exercisable	$ 35.21
42.85-49.5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 42.85
Exercise price upper range limit	$ 49.50
Number of options, outstanding	1,904
Weighted average remaining contractual life, outstanding (in years)	6 years 5 months 1 day
Weighted average exercise price, outstanding	$ 49.26
Number of options, exercisable	448
Weighted average remaining contractual life, exercisable (in years)	6 years 4 months 10 days
Weighted average exercise price, exercisable	$ 49.13
51.98-53.05
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 51.98
Exercise price upper range limit	$ 53.05
Number of options, outstanding	2,010
Weighted average remaining contractual life, outstanding (in years)	4 years 4 months 17 days
Weighted average exercise price, outstanding	$ 52.92
Number of options, exercisable	1,240
Weighted average remaining contractual life, exercisable (in years)	4 years 4 months 17 days
Weighted average exercise price, exercisable	$ 52.96
53.67-58.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 53.67
Exercise price upper range limit	$ 58.49
Number of options, outstanding	2,910
Weighted average remaining contractual life, outstanding (in years)	5 years 4 months 21 days
Weighted average exercise price, outstanding	$ 54.54
Number of options, exercisable	1,056
Weighted average remaining contractual life, exercisable (in years)	5 years 4 months 28 days
Weighted average exercise price, exercisable	$ 54.13
6.08-58.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price lower range limit	$ 6.08
Exercise price upper range limit	$ 58.49
Number of options, outstanding	12,602
Weighted average remaining contractual life, outstanding (in years)	3 years 11 months 5 days
Weighted average exercise price, outstanding	$ 40.58
Number of options, exercisable	8,001
Weighted average remaining contractual life, exercisable (in years)	3 years 1 month 21 days
Weighted average exercise price, exercisable	$ 35.22